Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
12.	RELATED PARTY TRANSACTIONS

Name of related parties	Relationship with the Group
Ping An and its subsidiaries (“Ping An Group”)	The Company’s controlling shareholder and its subsidiaries
Mango JV	An equity-method investee of the Company’s subsidiary

Ping An became the Company’s controlling shareholder in June 2016 and therefore Ping An Group became the Company’s related party since then. The following related party transactions represent the transactions occurred afterwards.

During the years ended December 31, 2015, 2016 and 2017, significant related party transactions were as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Sales of new vehicles to Ping An Group	—	21,938	—	—
Services provided by Ping An Group (a)	—	21,594	55,220	8,487
Services provided to Ping An Group (b)	—	—	21,171	3,254
Interest income from Ping An Group	—	3,564	35,049	5,387

As of December 31, 2016 and December 31, 2017, balances with related parties were as follows:

	December 31, 2016	December 31, 2017
	RMB	RMB	US$
Amounts due from related parties, current
Ping An Group (c)	14,120	21,014	3,230
Mango JV (d)	6,331	3,425	526
Other related parties	—	63	10

	20,451	24,502	3,766

Amounts due from related parties, non-current
Ping An Group (c)	809	10,956	1,684

	809	10,956	1,684

Amounts due to related parties
Ping An Group	1,312	1,101	169
Mango JV (e)	15,158	9,049	1,391
Other related parties	160	135	21

	16,630	10,285	1,581

(a)	The amount represents rental and property management services and other miscellaneous services provided by Ping An Group.
(b)	The amount represents the commission fee for facilitating transactions and advertising service provided to Ping An Group.
(c)	Receivable from Ping An Group primarily consists of interest receivable from cash and cash equivalents and short-term investments held at Ping An Group, service fee receivable and deposit in relation to the operating lease agreement and others. As of December 31, 2016 and 2017, the Group had cash and cash equivalents and short-term investments of RMB541,218 and RMB1,374,574 (US$211,268) at Ping An Group, respectively.
(d)	The amount represents unsettled portion of fulfilment cost paid by the Group to dealers on behalf of Mango JV and commission fee receivable for facilitating the sale of Mango JV’s vehicles through the Autohome Mall platform.
(e)	The outstanding payable to Mango JV represents proceeds from vehicle sales on the Autohome Mall platform collected by the Group on behalf of Mango JV.